3000 Two Logan Square
Eighteenth and Arch Streets
Philadelphia, PA 19103-2799
215.981.4000
Fax 215.981.4750

John P. Falco
direct dial: 215.981. 4659
direct fax: 866.422.2114
falcoj@pepperlaw.com

May 15, 2014

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FundVantage Trust
1940 Act File No. 811-22027
1933 Act File No. 333-141120

Ladies and Gentlemen:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”), FundVantage Trust (the “Trust”) is hereby transmitting for filing Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register for offering and sale a new series of the Trust, the Gotham Absolute 500 Fund (the “Fund”). Upon effectiveness of the Amendment, the Fund will offer Institutional class shares.

Please direct any questions concerning this letter to my attention at 215.981.4659, or in my absence to John M. Ford, Esq. of this office, at 215-981-4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel Weiss, President of FundVantage Trust
John M. Ford, Esq.